Financial instruments by category (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Financial instruments by categories [Line Items]
Cash and cash equivalents	$ 100,318,000	$ 276,750,000	$ 133,036,000	$ 128,843,000
Balances with customers	179,533,000	350,573,000
Cash on hand	1,000	11,000	$ 13,000
Transfers of fair values between level 2 or level 3 during the period for assets or liabilities	0	0
Financial liabilities, at fair value	506,809,000	490,980,000
Trade receivables [member]
Disclosure of Financial instruments by categories [Line Items]
Balances with customers	39,095,000	40,211,000
Financial instruments not credit-impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by categories [Line Items]
Balances with customers	31,721,000	$ 39,773,000
Financial instruments not credit-impaired [member] | Trade receivables [member] | Later than three months
Disclosure of Financial instruments by categories [Line Items]
Balances with customers	$ 0